SCHEDULE OF PROPERTY AND EQUIPMENT, NET USEFUL LIFE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 325,965
Less: Accumulated depreciation	$ (60,887)	(6,503)
Property and equipment, net	265,590	319,462
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 309,286	$ 308,774
Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,191	$ 17,191
Useful Life	3 years	3 years